Earnings Per Share	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Earnings Per Share
15	EARNINGS PER SHARE

The calculation of basic earnings per share was based on the profit attributable to equity holders of the Company of RMB6,342 million (2016: RMB4,498 million, 2015: RMB4,537 million) and the weighted average number of shares of 14,467,585,682 (2016: 13,811,136,000, 2015: 12,818,509,000) in issue during the year ended December 31, 2017. The Company had no potentially dilutive options or other instruments relating to the ordinary shares in issue during the years ended December 31, 2017, 2016 and 2015.